Capital Management - Summary of Group Capital Management (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Capital Management [Abstract]
Interest bearing loans and borrowings (Note 23)	¥ 60,000	¥ 55,000
Lease liabilities (Note 24)	17,490	14,713	¥ 2,161
Trade payables (Note 21)	27,310	34,697
Other payables and accruals (Note 25)	67,121	90,380
Amount due to a related party (Note 26)	7,177
Amount due to a shareholder (Note 26)	325
Cash and cash equivalents (Note 19)	(25,719)	(23,010)	¥ (31,128)	¥ (13,696)
Net debt	153,704	171,780
Equity attributable to equity holders of the parent	656,101	278,702
Total equity attributable to equity holders of the parent and net debt	¥ 809,805	¥ 450,482
Gearing ratio percentage	19.00%	38.00%